Other Noninterest Expense	12 Months Ended
Dec. 31, 2011
Other Noninterest Expense [Abstract]
Other Noninterest Expense
NOTE 23 - OTHER NONINTEREST EXPENSE

Other noninterest expense in the Consolidated Statements of Income/(Loss) includes:

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Consulting and legal	$120	$84	$57
Other staff expense	95	55	51
Postage and delivery	81	83	84
Communications	63	64	67
Operating supplies	45	47	41
Mortgage reinsurance	28	27	115
Other expense	299	332	337
Total other noninterest expense	$731	$692	$752